Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Schedule of Compensation Paid to Key Management Personnel

The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2018	2017	2016
Short-term benefits(a)	38	31	32
Post-employment benefits	9	8	9
Share-based payment	33	15	22
Total recognized in profit or loss	80	54	63

(a)	Compensation, employer’s social security contributions, directors’ attendance fees, and any termination benefits (net of reversals of termination benefit obligations).

Summary of aggregate amounts Payable to Key Management Personnel

The table below shows the aggregate top-up pension obligation in favor of certain corporate officers and Executive Committee members, and the aggregate amount of termination benefits and lump-sum retirement benefits payable to key management personnel:

(€ million)	2018	2017	2016
Aggregate top-up pension obligation	59	68	72
Aggregate termination benefits and lump-sum retirement benefits	10	9	8